Share capital and capital risk management - Summary of financial leverage ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 04, 2018	Apr. 03, 2018	Dec. 31, 2017
Financial Leverage Ratio [Abstract]
Total borrowings and leases liabilities	$ 563,467	$ 468,180	$ 304,767
Less: cash, bank balances and short term investments	(202,947)	(260,028)	(80,908)	$ (700)
Net debt	360,520	208,152	223,859
Total shareholders' equity	$ 508,518	$ 603,716	$ 479,657		$ 273,585	$ 280,301
Leverage ratio	71.00%	34.00%	47.00%